Basic and diluted net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2022	2021
Net earnings (loss) attributable to shareholders of AQN	$(211,989)	$264,859
Preferred shares, Series A dividend	4,786	4,942
Preferred shares, Series D dividend	3,934	4,061
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(220,709)	$255,856
Weighted average number of shares
Basic	677,862,207	622,347,677
Effect of dilutive securities	—	6,600,185
Diluted	677,862,207	628,947,862